Summary of Significant Accounting Policies - Summary of Useful Lives of Assets by Class (Detail)	12 Months Ended
Dec. 31, 2018
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	27 years 6 months
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Furniture, Fixtures, and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Furniture, Fixtures, and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years